PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
a.	Composition:
	December 31,
	2024	2023
Cost:

Land and buildings	$2,512	$2,683
Machinery and equipment	2,042	3,017
Motor vehicles	48	151
Promotional displays	259	270
Office furniture and equipment	3,023	2,321

	7,884	8,442
Accumulated depreciation:

Buildings	1,769	1,829
Machinery and equipment	1,778	2,568
Motor vehicles	48	93
Promotional displays	226	245
Office furniture and equipment	2,735	2,118

	6,556	6,853

Property and equipment, net	$1,328	$1,589